UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
China — 15.4%
714,000	China Automation Group Ltd. Class H (Capital Goods)	$384,678
606,000	China BlueChemical Ltd. Class H (Materials)	471,448
1,555,110	China Construction Bank Corp. Class H (Banks)	1,251,392
273,000	China Life Insurance Co. Ltd. Class H (Insurance)	910,466
524,012	China Longyuan Power Group Corp. Class H (Utilities)	454,141
1,182,000	China Minsheng Banking Corp. Ltd. Class H (Banks)	1,042,605
186,400	China Pacific Insurance (Group) Co. Ltd. Class H (Insurance)	706,235
247,500	China Shenhua Energy Co. Ltd. Class H (Energy)	1,240,990
1,050,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	687,935
256,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	803,485
185,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	456,127
24,909	Hollysys Automation Technologies Ltd. Class H (Technology Hardware & Equipment)*	173,616
2,465,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	1,872,526
129,000	Jiangxi Copper Co. Ltd. Class H (Materials)	452,917
664,000	O-Net Communications Group Ltd. Class H (Technology Hardware & Equipment)*	201,224
996,000	PetroChina Co. Ltd. Class H (Energy)	1,421,173
194,404	ZTE Corp. Class H (Technology Hardware & Equipment)	606,697

		13,137,655

Hong Kong — 18.4%
347,000	Belle International Holdings Ltd. (Retailing)	757,410
41,000	Cheung Kong Holdings Ltd. (Real Estate)	625,120
175,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	1,008,353
856,000	China Glass Holdings Ltd. (Materials)	257,690
227,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	785,907
130,500	China Mobile Ltd. (Telecommunication Services)	1,298,325
520,000	China Resources Cement Holdings Ltd. (Materials)	498,754
332,000	China Resources Land Ltd. (Real Estate)	650,329
735,000	CNOOC Ltd. (Energy)	1,636,119
335,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	570,599
256,000	Hang Lung Properties Ltd. (Real Estate)	944,232

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
89,431	Henderson Land Development Co. Ltd. (Real Estate)	$566,139
37,000	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	763,289
80,000	Hutchison Whampoa Ltd. (Capital Goods)	931,918
148,000	Kerry Properties Ltd. (Real Estate)	715,886
716,000	KWG Property Holding Ltd. (Real Estate)	499,372
204,000	Li & Fung Ltd. (Retailing)	339,211
192,500	Lifestyle International Holdings Ltd. (Retailing)	628,674
447,000	Lonking Holdings Ltd. (Capital Goods)	226,515
226,000	Minth Group Ltd. (Automobiles & Components)	362,646
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*	—
118,800	Sands China Ltd. (Consumer Services)*	357,560
830,000	Shougang Fushan Resources Group Ltd. (Materials)	467,752
57,555	Sun Hung Kai Properties Ltd. (Real Estate)	874,777

		15,766,577

India — 7.5%
4,696	Asian Paints Ltd. (Materials)	332,267
186,559	Coal India Ltd. (Energy)	1,639,093
2,398	CRISIL Ltd. (Diversified Financials)	448,726
24,025	DB Corp. Ltd. (Media)	135,424
6,084	Exide Industries Ltd. (Automobiles & Components)	21,403
3,168	Grasim Industries Ltd. (Materials)	166,976
8,099	Hero Honda Motors Ltd. (Automobiles & Components)	326,765
29,930	ICICI Bank Ltd. (Banks)	700,035
95,954	Indiabulls Real Estate Ltd. (Real Estate)*	215,708
10,133	Indiabulls Wholesale Services Ltd. (Food & Staples Retailing)*	2,222
41,331	IndusInd Bank Ltd. (Banks)	255,309
1,770	Infosys Ltd. ADR (Software & Services)	110,130
8,010	Infosys Ltd. (Software & Services)	502,110
78,134	LIC Housing Finance Ltd. (Banks)	375,121
24,509	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	286,607
32,451	Tata Motors Ltd. Class A (Capital Goods)	400,885
13,725	Tata Steel Ltd. (Materials)	174,584
27,911	Thermax Ltd. (Capital Goods)	361,188

		6,454,553

Indonesia — 3.9%
1,788,357	PT Bank Negara Indonesia (Persero) Tbk (Banks)	934,008
136,500	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	815,968
56,000	PT Indo Tambangraya Megah (Energy)	331,780

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Indonesia — (continued)
732,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	$545,297
1,460,000	PT Perusahaan Gas Negara (Persero) Tbk (Utilities)	681,316

		3,308,369

Malaysia — 4.0%
54,600	Bursa Malaysia Berhad (Diversified Financials)	141,742
219,920	Genting Malaysia Berhad (Consumer Services)	800,612
463,900	KKB Engineering Berhad (Capital Goods)	302,689
179,500	RHB Capital Behrad (Banks)	550,718
160,300	Sime Darby Berhad (Capital Goods)	493,945
309,800	Tenaga Nasional Berhad (Utilities)	639,604
198,000	UMW Holdings Berhad (Automobiles & Components)	492,888

		3,422,198

Singapore — 6.9%
212,000	CapitaLand Ltd. (Real Estate)	509,749
103,230	DBS Group Holdings Ltd. (Banks)	1,330,304
436,000	Genting Singapore PLC (Consumer Services)*	686,826
202,000	SembCorp Industries Ltd. (Capital Goods)	849,148
87,000	Singapore Airlines Ltd. (Transportation)	1,024,316
195,000	Singapore Telecommunications Ltd. (Telecommunication Services)	543,317
787,000	STX OSV Holdings Ltd. (Capital Goods)	1,000,135

		5,943,795

South Korea — 21.5%
30,090	Cheil Worldwide, Inc. (Media)	475,169
4,790	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	781,639
11,357	Himart Co. Ltd. (Retailing)*	731,424
1,786	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	690,479
4,339	Hyundai Mobis (Automobiles & Components)	1,562,038
17,700	Iljin Materials Co. Ltd. (Technology Hardware & Equipment)	417,192
21,390	Kangwon Land, Inc. (Consumer Services)	608,452
12,400	KB Financial Group, Inc. (Banks)	616,817
24,720	Kia Motors Corp. (Automobiles & Components)	1,812,290
1,043	LG Chem Ltd. (Materials)	465,104
12,300	Lock & Lock Co. Ltd. (Materials)	556,054
2,735	NCSoft Corp. (Software & Services)	841,602
1,158	POSCO (Materials)	511,459
7,254	POSCO Chemtech Co. Ltd. (Materials)	1,356,728
16,860	Samsung C&T Corp. (Capital Goods)	1,340,960
3,369	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,697,769

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
4,819	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	$1,090,096
17,247	Seoul Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	519,992
4,940	S-Oil Corp. (Energy)	698,496
46,480	Woori Finance Holdings Co. Ltd. (Banks)	612,483

		18,386,243

Taiwan — 16.8%
587,651	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)*	635,037
96,380	Asustek Computer, Inc. (Technology Hardware & Equipment)	775,639
433,245	Cathay Financial Holding Co. Ltd. (Insurance)	649,569
1,060,864	Chinatrust Financial Holding Co. Ltd. (Banks)	958,001
325,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)*	377,716
159,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	373,230
486,525	Far Eastern Department Stores Co. Ltd. (Retailing)	1,060,240
431,746	Far Eastern New Century Corp. (Capital Goods)	692,700
213,660	Formosa Plastics Corp. (Materials)	804,522
467,976	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	1,334,599
296,000	Nan Ya Plastics Corp. (Materials)	818,853
169,455	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	569,368
193,076	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	757,163
261,000	Shihlin Electric & Engineering Corp. (Capital Goods)	325,803
1,039,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,582,911
16,000	TPK Holding Co. Ltd. (Technology Hardware & Equipment)*	472,502
133,720	Tripod Technology Corp. (Technology Hardware & Equipment)*	530,971
894,000	Yuanta Financial Holding Co. Ltd. (Diversified Financials)*	639,172

		14,357,996

Thailand — 2.2%
4,700	Banpu PCL (Registered) (Energy)	114,973
12,050	Banpu PCL NVDR (Energy)	294,771
317,400	BEC World PCL (Media)	436,554
820,100	Krung Thai Bank PCL (Banks)	570,796

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Thailand — (continued)
69,200	PTT Exploration & Production PCL (Energy)	$425,479

		1,842,573

United States — 0.5%
6,273	Cognizant Technology Solutions Corp. Class A (Software & Services)*	438,295

TOTAL COMMON STOCKS		$83,058,254

Notional		Maturity
Shares	Description	Date	Value
Participation Notes — 1.0%
India — 1.0%
33,121	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)*	03/11/13	$116,516
44,909	IndusInd Bank Ltd. (Issuer Deutsche Bank AG) (Banks)*	02/19/20	277,406
20,399	IndusInd Bank Ltd. (Issuer JPMorgan Chase Bank NA) (Banks)*(a)	12/15/14	126,006
29,037	IndusInd Bank Ltd. (Issuer Morgan Stanley) (Banks)*(a)	06/07/13	179,364
4,526	Tata Steel Ltd. (Issuer Morgan Stanley) (Materials)*(a)	12/28/12	57,571
5,351	Tata Steel Ltd. GDR (Issuer Deutsche Bank AG) (Materials)*(a)	01/24/17	68,065

TOTAL PARTICIPATION NOTES			$824,928

Shares	Rate	Value
Short-term Investment(b) — 1.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,361,615	0.010%	$1,361,615

TOTAL INVESTMENTS — 99.7%		$85,244,797

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		265,664

NET ASSETS — 100.0%		$85,510,461

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $431,006, which represents approximately 0.5% of net assets as of July 31, 2011.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ASIA EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

SGX S&P CNX Nifty Index	36	August 2011	$395,316	$(6,637)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$73,041,317

Gross unrealized gain	18,366,435
Gross unrealized loss	(6,162,955)

Net unrealized security gain	$12,203,480

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.0%
Brazil — 32.6%
632,900	Amil Participacoes SA (Health Care Equipment & Services)	$7,141,729
714,500	Autometal SA (Automobiles & Components)	6,933,762
1,369,450	Banco Bradesco SA Preference Shares (Banks)	26,040,610
900,837	Banco do Brasil SA (Banks)	15,212,897
1,655,590	BM&F Bovespa SA (Diversified Financials)	9,735,939
1,057,869	BR Malls Participacoes SA (Real Estate)	12,141,773
600,100	Diagnosticos da America SA (Health Care Equipment & Services)	7,410,075
988,700	Direcional Engenharia SA (Real Estate)	6,630,222
314,419	EDP — Energias do Brasil SA (Utilities)	7,841,975
2,594,208	Klabin SA Preference Shares (Materials)	8,832,201
1,223,100	Magazine Luiza SA (Retailing)*	10,899,340
1,282,772	OGX Petroleo e Gas Participacoes SA (Energy)*	10,694,936
1,829,128	PDG Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	9,624,196
297,100	Petroleo Brasileiro SA ADR (Energy)	10,092,487
932,325	Petroleo Brasileiro SA Preference A Shares ADR (Energy)	28,650,347
376,700	QGEP Participacoes SA (Energy)	4,214,299
383,776	Qualicorp SA (Commercial & Professional Services)*	3,590,669
204,983	Vale SA (Materials)	6,608,731
1,472,491	Vale SA ADR (Materials)	47,767,608

		240,063,796

China — 22.8%
16,415,900	Bank of China Ltd. Class H (Banks)	7,555,817
8,711,000	China Automation Group Ltd. Class H (Capital Goods)	4,693,178
9,296,000	China BlueChemical Ltd. Class H (Materials)	7,231,987
15,029,360	China Construction Bank Corp. Class H (Banks)	12,094,075
5,161,000	China Life Insurance Co. Ltd. Class H (Insurance)	17,212,141
7,085,211	China Longyuan Power Group Corp. Class H (Utilities)	6,140,474
12,723,500	China Minsheng Banking Corp. Ltd. Class H (Banks)	11,222,993
3,308,500	China Shenhua Energy Co. Ltd. Class H (Energy)	16,589,161
13,972,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	9,154,117
2,814,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	8,832,063
2,612,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	6,440,021
34,931,050	Industrial & Commercial Bank of China Ltd. Class H (Banks)	26,528,384
1,949,000	Jiangxi Copper Co. Ltd. Class H (Materials)	6,842,908

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
13,300,000	PetroChina Co. Ltd. Class H (Energy)	$18,977,506
2,732,028	ZTE Corp. Class H (Technology Hardware & Equipment)	8,526,124

		168,040,949

Hong Kong — 15.3%
5,377,000	Belle International Holdings Ltd. (Retailing)	11,736,588
3,164,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	10,954,224
2,211,000	China Mobile Ltd. (Telecommunication Services)	21,996,909
7,948,000	China Resources Cement Holdings Ltd. (Materials)	7,623,258
5,958,000	China Resources Land Ltd. (Real Estate)	11,670,655
9,691,000	CNOOC Ltd. (Energy)	21,572,281
4,344,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	7,399,056
6,397,500	KWG Property Holding Ltd. (Real Estate)	4,461,918
5,883,000	Lonking Holdings Ltd. (Capital Goods)	2,981,180
3,610,000	Minth Group Ltd. (Automobiles & Components)	5,792,711
11,296,000	Shougang Fushan Resources Group Ltd. (Materials)	6,365,931

		112,554,711

India — 11.9%
71,330	Asian Paints Ltd. (Materials)	5,046,983
2,474,310	Coal India Ltd. (Energy)	21,739,101
33,855	CRISIL Ltd. (Diversified Financials)	6,335,114
316,715	DB Corp. Ltd. (Media)	1,785,253
142,590	Exide Industries Ltd. (Automobiles & Components)	501,615
43,753	Grasim Industries Ltd. (Materials)	2,306,089
117,143	Hero Honda Motors Ltd. (Automobiles & Components)	4,726,286
421,863	ICICI Bank Ltd. (Banks)	9,866,990
1,251,178	Indiabulls Real Estate Ltd. (Real Estate)*	2,812,695
156,397	Indiabulls Wholesale Services Ltd. (Food & Staples Retailing)*	34,295
778,399	IndusInd Bank Ltd. (Banks)	4,808,306
22,630	Infosys Ltd. ADR (Software & Services)	1,408,039
97,055	Infosys Ltd. (Software & Services)	6,083,933
1,024,032	LIC Housing Finance Ltd. (Banks)	4,916,376
333,133	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,895,634
422,292	Tata Motors Ltd. Class A (Capital Goods)	5,216,809
168,265	Tata Steel Ltd. (Materials)	2,140,360
351,546	Thermax Ltd. (Capital Goods)	4,549,255

		88,173,133

Russia — 13.6%
165,358	Etalon Group Ltd. GDR (Real Estate)*	1,157,506
184,550	Eurasia Drilling Co. Ltd. GDR (Energy)	5,444,225

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Russia — (continued)
328,737	Globaltrans Investment PLC GDR (Transportation)(a)	$5,975,603
1,830,478	Integra Group Holdings GDR (Energy)*	5,766,006
987,777	OAO Gazprom ADR (Energy)	14,134,757
203,569	OAO Lukoil ADR (Energy)	13,669,658
1,345,263	OAO Rosneft Oil Co. GDR (Energy)	11,416,698
562,878	O’Key Group SA GDR (Food & Staples Retailing)*	5,122,190
7,459,412	Sberbank Russia (Banks)	27,456,573
244,379	X 5 Retail Group NV GDR (Food & Staples Retailing)*	10,158,005

		100,301,221

United States — 0.8%
84,924	Cognizant Technology Solutions Corp. Class A (Software & Services)*	5,933,640

TOTAL COMMON STOCKS		$715,067,450

Notional		Maturity
Shares	Description	Date	Value
Participation Notes — 1.6%
India — 1.6%
467,416	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)*	03/11/13	$1,644,314
626,932	IndusInd Bank Ltd. (Issuer Deutsche Bank AG) (Banks)*	02/19/20	3,872,605
263,918	IndusInd Bank Ltd. (Issuer JPMorgan Chase Bank NA) (Banks)*(a)	12/15/14	1,630,241
452,070	IndusInd Bank Ltd. (Issuer Morgan Stanley) (Banks)*(a)	06/07/13	2,792,470
75,318	Tata Steel Ltd. (Issuer Morgan Stanley) (Materials)*(a)	12/28/12	958,050
65,209	Tata Steel Ltd. GDR (Issuer Deutsche Bank AG) (Materials)*(a)	01/24/17	829,470

TOTAL PARTICIPATION NOTES			$11,727,150

Shares	Rate	Value
Short-term Investment(b) — 1.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
11,112,148	0.010%	$11,112,148

TOTAL INVESTMENTS — 100.1%		$737,906,748

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,029,105)

NET ASSETS — 100.0%		$736,877,643

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to 12,185,834, which represents approximately 1.7% of net assets as of July 31, 2011.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

Investment Abbreviations:
ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BRIC FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

SGX S&P CNX Nifty Index	773	August 2011	$8,488,313	$(143,204)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$652,919,021

Gross unrealized gain	123,039,848
Gross unrealized loss	(38,052,121)

Net unrealized security gain	$84,987,727

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Brazil — 16.3%
208,900	Amil Participacoes SA (Health Care Equipment & Services)	$2,357,256
240,200	Autometal SA (Automobiles & Components)	2,330,986
406,900	Banco Bradesco SA Preference Shares (Banks)	7,737,357
292,144	Banco do Brasil SA (Banks)	4,933,586
765,054	BM&F Bovespa SA (Diversified Financials)	4,499,012
386,025	BR Malls Participacoes SA (Real Estate)	4,430,632
229,200	Diagnosticos da America SA (Health Care Equipment & Services)	2,830,177
332,100	Direcional Engenharia SA (Real Estate)	2,227,062
121,459	EDP — Energias do Brasil SA (Utilities)	3,029,329
885,064	Klabin SA Preference Shares (Materials)	3,013,275
556,500	Magazine Luiza SA (Retailing)*	4,959,106
555,622	OGX Petroleo e Gas Participacoes SA (Energy)*	4,632,423
1,060,614	PDG Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	5,580,559
92,400	Petroleo Brasileiro SA ADR (Energy)	3,138,828
264,493	Petroleo Brasileiro SA Preference A Shares ADR (Energy)	8,127,870
131,800	QGEP Participacoes SA (Energy)	1,474,501
136,500	Qualicorp SA (Commercial & Professional Services)*	1,277,116
95,380	Vale SA (Materials)	3,075,088
459,009	Vale SA ADR (Materials)	14,890,252

		84,544,415

China — 11.0%
3,537,600	Bank of China Ltd. Class H (Banks)	1,628,266
2,670,000	China Automation Group Ltd. Class H (Capital Goods)	1,438,501
3,254,000	China BlueChemical Ltd. Class H (Materials)	2,531,507
6,243,420	China Construction Bank Corp. Class H (Banks)	5,024,059
1,671,000	China Life Insurance Co. Ltd. Class H (Insurance)	5,572,852
2,398,426	China Longyuan Power Group Corp. Class H (Utilities)	2,078,622
4,650,500	China Minsheng Banking Corp. Ltd. Class H (Banks)	4,102,058
1,183,000	China Shenhua Energy Co. Ltd. Class H (Energy)	5,931,684
5,146,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	3,371,535
1,011,000	China Yurun Food Group Ltd. Class H (Food, Beverage & Tobacco)	3,173,140
841,000	Golden Eagle Retail Group Ltd. Class H (Retailing)	2,073,529
11,299,505	Industrial & Commercial Bank of China Ltd. Class H (Banks)	8,581,408
665,000	Jiangxi Copper Co. Ltd. Class H (Materials)	2,334,804

Shares	Description	Value
Common Stocks — (continued)
China — (continued)
4,388,000	PetroChina Co. Ltd. Class H (Energy)	$6,261,150
922,760	ZTE Corp. Class H (Technology Hardware & Equipment)	2,879,753

		56,982,868

Czech Republic — 1.0%
102,460	CEZ AS (Utilities)	5,302,595

Hong Kong — 7.1%
1,766,000	Belle International Holdings Ltd. (Retailing)	3,854,717
1,115,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	3,860,291
648,000	China Mobile Ltd. (Telecommunication Services)	6,446,856
2,818,000	China Resources Cement Holdings Ltd. (Materials)	2,702,861
1,754,000	China Resources Land Ltd. (Real Estate)	3,435,772
3,117,000	CNOOC Ltd. (Energy)	6,938,479
1,342,000	Digital China Holdings Ltd. (Technology Hardware & Equipment)	2,285,804
3,076,000	KWG Property Holding Ltd. (Real Estate)	2,145,347
1,963,000	Lonking Holdings Ltd. (Capital Goods)	994,740
1,160,000	Minth Group Ltd. (Automobiles & Components)	1,861,370
3,738,000	Shougang Fushan Resources Group Ltd. (Materials)	2,106,573

		36,632,810

India — 6.4%
22,641	Asian Paints Ltd. (Materials)	1,601,973
1,118,910	Coal India Ltd. (Energy)	9,830,659
11,872	CRISIL Ltd. (Diversified Financials)	2,221,547
465,850	Exide Industries Ltd. (Automobiles & Components)	1,638,805
75,958	Hero Honda Motors Ltd. (Automobiles & Components)	3,064,624
194,384	ICICI Bank Ltd. (Banks)	4,546,464
57,510	Indiabulls Wholesale Services Ltd. (Food & Staples Retailing)*	12,611
756,758	IndusInd Bank Ltd. (Banks)	4,674,625
177,510	Tata Motors Ltd. Class A (Capital Goods)	2,192,880
237,632	Thermax Ltd. (Capital Goods)	3,075,127

		32,859,315

Indonesia — 2.9%
9,026,463	PT Bank Negara Indonesia (Persero) Tbk (Banks)	4,714,268
629,000	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	3,760,028
261,000	PT Indo Tambangraya Megah (Energy)	1,546,331
3,388,500	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	2,524,234
5,311,000	PT Perusahaan Gas Negara (Utilities)	2,478,403

		15,023,264

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Malaysia — 3.1%
1,036,000	Genting Malaysia Berhad (Consumer Services)	$3,771,528
1,187,000	RHB Capital Behrad (Banks)	3,641,796
574,500	Sime Darby Berhad (Capital Goods)	1,770,252
1,696,300	Tenaga Nasional Berhad (Utilities)	3,502,129
1,306,000	UMW Holdings Berhad (Automobiles & Components)	3,251,068

		15,936,773

Mexico — 3.8%
275,400	America Movil SAB de CV Series L ADR (Telecommunication Services)(a)	7,105,320
1,394,096	Corp. Moctezuma SAB de CV (Materials)	3,444,471
587,100	Grupo Financiero Banorte SAB de CV Class O (Banks)	2,571,029
117,200	Grupo Televisa SA ADR (Media)	2,600,668
1,497,292	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	4,134,446

		19,855,934

Poland — 1.2%
968,706	Telekomunikacja Polska SA (Telecommunication Services)	6,063,405

Qatar — 0.8%
104,535	Qatar National Bank SAQ (Banks)	4,062,735

Russia — 8.3%
111,600	Eurasia Drilling Co. Ltd. GDR (Energy)	3,292,200
146,064	Globaltrans Investment PLC GDR (Transportation)	2,655,072
1,270,658	Integra Group Holdings GDR (Energy)*	4,002,573
301,415	OAO Gazprom ADR (Energy)	4,313,147
125,700	OAO Lukoil ADR (Energy)	8,440,755
540,223	OAO Rosneft Oil Co. GDR (Energy)	4,584,652
2,826,444	Sberbank Russia (Banks)	10,403,563
130,254	X 5 Retail Group NV GDR (Food & Staples Retailing)*	5,414,217

		43,106,179

South Africa — 6.6%
933,849	African Bank Investments Ltd. (Diversified Financials)	4,702,743
94,900	AngloGold Ashanti Ltd. ADR (Materials)	3,980,106
431,800	Barloworld Ltd. (Capital Goods)	4,168,190
193,362	Impala Platinum Holdings Ltd. (Materials)	4,938,151
503,800	MTN Group Ltd. (Telecommunication Services)	10,898,891
101,603	Naspers Ltd. N Shares (Media)	5,437,617

		34,125,698

South Korea — 14.4%
127,440	Cheil Worldwide, Inc. (Media)	2,012,480
19,606	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	3,199,336
47,377	Himart Co. Ltd. (Retailing)*	3,051,217
5,892	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	2,277,884

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
18,362	Hyundai Mobis (Automobiles & Components)	$6,610,313
75,960	Iljin Materials Co. Ltd. (Technology Hardware & Equipment)	1,790,388
87,130	Kangwon Land, Inc. (Consumer Services)	2,478,466
50,360	KB Financial Group, Inc. (Banks)	2,505,073
100,110	Kia Motors Corp. (Automobiles & Components)	7,339,333
4,503	LG Chem Ltd. (Materials)	2,008,018
41,620	Lock & Lock Co. Ltd. (Materials)	1,881,542
12,057	NCSoft Corp. (Software & Services)	3,710,125
4,930	POSCO (Materials)	2,177,455
25,839	POSCO Chemtech Co. Ltd. (Materials)	4,832,714
72,260	Samsung C&T Corp. (Capital Goods)	5,747,200
4,227	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,384,824
14,425	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	7,687,774
20,560	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	4,650,837
62,984	Seoul Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,898,948
21,060	S-Oil Corp. (Energy)	2,977,800
177,890	Woori Finance Holdings Co. Ltd. (Banks)	2,344,118

		74,565,845

Taiwan — 11.6%
2,378,371	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)*	2,570,156
357,460	Asustek Computer, Inc. (Technology Hardware & Equipment)	2,876,737
2,007,360	Cathay Financial Holding Co. Ltd. (Insurance)	3,009,659
4,180,880	Chinatrust Financial Holding Co. Ltd. (Banks)	3,775,496
1,333,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)*	1,549,216
721,000	Epistar Corp. (Semiconductors & Semiconductor Equipment)	1,692,444
1,994,175	Far Eastern Department Stores Co. Ltd. (Retailing)	4,345,726
1,880,665	Far Eastern New Century Corp. (Capital Goods)	3,017,367
927,000	Formosa Plastics Corp. (Materials)	3,490,555
1,896,326	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	5,408,043
1,060,000	Nan Ya Plastics Corp. (Materials)	2,932,379
795,160	Nan Ya Printed Circuit Board Corp. (Technology Hardware & Equipment)	2,671,735

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
751,059	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	$2,945,340
857,000	Shihlin Electric & Engineering Corp. (Capital Goods)	1,069,782
497,000	Taiwan Fertilizer Co. Ltd. (Materials)	1,775,981
3,915,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,731,557
67,000	TPK Holding Co. Ltd. (Technology Hardware & Equipment)*	1,978,601
571,060	Tripod Technology Corp. (Technology Hardware & Equipment)*	2,267,545
4,337,000	Yuanta Financial Holding Co. Ltd. (Diversified Financials)*	3,100,769

		60,209,088

Thailand — 1.6%
76,200	Banpu PCL NVDR (Energy)	1,864,028
1,445,600	BEC World PCL (Media)	1,988,287
3,754,400	Krung Thai Bank PCL (Banks)	2,613,093
313,100	PTT Exploration & Production PCL (Energy)	1,925,110

		8,390,518

United States — 1.0%
72,078	Cognizant Technology Solutions Corp. Class A (Software & Services)*	5,036,090

TOTAL COMMON STOCKS		$502,697,532

Notional		Maturity
Shares	Description	Date	Value
Participation Notes — 0.6%
India — 0.6%
195,950	Exide Industries Ltd. (Issuer UBS AG) (Automobiles & Components)*	03/11/13	$689,329
203,190	IndusInd Bank Ltd. (Issuer Deutsche Bank AG) (Banks)*	02/19/20	1,255,119
143,329	IndusInd Bank Ltd. (Issuer Morgan Stanley) (Banks)*(b)	06/07/13	885,354

TOTAL PARTICIPATION NOTES			$2,829,802

Shares	Description	Value
Exchange Traded Fund — 0.9%
Other — 0.9%
100,030	Vanguard MSCI Emerging Markets ETF	$4,837,451

Shares	Rate	Value
Short-term Investment(c) — 1.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
6,179,763	0.010%	$6,179,763

TOTAL INVESTMENTS — 99.8%		$516,544,548

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,176,009

NET ASSETS — 100.0%		$517,720,557

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $885,354, which represents approximately 0.2% of net assets as of July 31, 2011.

(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Current Value	Gain (Loss)

SGX S&P CNX Nifty Index	139	August 2011	$1,526,359	$(25,829)

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$429,069,927

Gross unrealized gain	112,324,147
Gross unrealized loss	(24,849,526)

Net unrealized security gain	$87,474,621

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS N-11 EQUITY FUND
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 94.4%
Bangladesh — 2.2%
130,979	Islami Bank Bangladesh Ltd. (Banks)*	$947,382
14,300	Power Grid Co. of Bangladesh Ltd. (Utilities)	154,906
12,200	Titas Gas Transmission & Distribution Co. Ltd. (Energy)	138,109

		1,240,397

Egypt — 2.2%
1,619	Orascom Construction Industries GDR (Capital Goods)	70,987
9,666	Orascom Construction Industries (Capital Goods)	418,768
284,333	Telecom Egypt SAE (Telecommunication Services)	745,646

		1,235,401

Indonesia — 17.2%
2,347,500	PT Adaro Energy Tbk (Energy)	727,877
154,500	PT Astra International Tbk (Automobiles & Components)	1,279,766
1,436,500	PT Bank Central Asia Tbk (Banks)	1,399,122
1,215,000	PT Bank Mandiri Tbk (Banks)	1,119,280
1,169,500	PT Bank Negara Indonesia (Persero) Tbk (Banks)	610,797
195,000	PT Gudang Garam Tbk (Food, Beverage & Tobacco)	1,165,669
245,500	PT Indocement Tunggal Prakarsa Tbk (Materials)	445,674
934,000	PT Indofood Sukses Makmur Tbk (Food, Beverage & Tobacco)	695,775
994,000	PT Perusahaan Gas Negara (Utilities)	463,855
386,500	PT Semen Gresik Persero Tbk (Materials)	428,762
175,500	PT Tambang Batubara Bukit Asam Tbk (Energy)	439,100
935,000	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	809,218

		9,584,895

Mexico — 22.5%
186,500	America Movil SAB de CV Series L ADR (Telecommunication Services)	4,811,701
66,047	Cemex SAB de CV ADR (Materials)*	464,971
184,000	Grupo Financiero Banorte SAB de CV Class O (Banks)	805,773
309,076	Grupo Mexico SAB de CV Series B (Materials)	1,140,210
78,400	Grupo Televisa SA ADR (Media)	1,739,696
139,600	Mexichem SAB de CV (Materials)	605,984
293,409	Urbi Desarrollos Urbanos SA de CV (Consumer Durables & Apparel)*	648,698
849,703	Wal-Mart de Mexico SAB de CV Series V (Food & Staples Retailing)	2,346,270

		12,563,303

Nigeria — 4.6%
7,040,107	Guaranty Trust Bank PLC (Banks)	662,598
1,493,910	Nigerian Breweries PLC (Food, Beverage & Tobacco)	880,723

Shares	Description	Value
Common Stocks — (continued)
Nigeria — (continued)
10,755,610	Zenith Bank PLC (Banks)	$1,040,413

		2,583,734

Pakistan — 3.7%
133,457	Engro Corp. Ltd. (Materials)	219,998
223,180	MCB Bank Ltd. (Banks)	479,707
351,431	Pakistan Petroleum Ltd. (Energy)	847,307
178,124	Pakistan State Oil Co. Ltd. (Energy)	516,069

		2,063,081

Philippines — 4.6%
1,695,400	Alliance Global Group, Inc. (Food & Staples Retailing)*	465,909
4,536,300	Energy Development Corp. (Utilities)	731,177
434,790	Metropolitan Bank & Trust Co. (Banks)	793,541
2,083,900	SM Prime Holdings, Inc. (Real Estate)	570,579

		2,561,206

South Africa — 1.6%
42,000	MTN Group Ltd. (Telecommunication Services)	908,601

South Korea — 23.4%
9,600	Cheil Worldwide, Inc. (Media)	151,599
3,360	Green Cross Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	548,290
7,344	Himart Co. Ltd. (Retailing)*	472,975
924	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	357,224
2,400	Hyundai Mobis (Automobiles & Components)	863,999
2,700	Iljin Materials Co. Ltd. (Technology Hardware & Equipment)	63,639
14,860	Kangwon Land, Inc. (Consumer Services)	422,702
17,990	KB Financial Group, Inc. (Banks)	894,882
22,390	Kia Motors Corp. (Automobiles & Components)	1,641,471
779	LG Chem Ltd. (Materials)	347,379
7,410	Lock & Lock Co. Ltd. (Materials)	334,989
2,417	NCSoft Corp. (Software & Services)	743,748
880	POSCO (Materials)	388,674
4,258	POSCO Chemtech Co. Ltd. (Materials)	796,381
9,180	Samsung C&T Corp. (Capital Goods)	730,131
2,207	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,767,283
3,218	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	727,937
17,768	Seoul Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	535,700
4,140	S-Oil Corp. (Energy)	585,380
39,611	Y G-1 Co. Ltd. (Capital Goods)	602,870

		12,977,253

Turkey — 12.4%
22,879	BIM Birlesik Magazalar AS (Food & Staples Retailing)	778,727

GOLDMAN SACHS N-11 EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Turkey — (continued)
36,580	Coca-Cola Icecek AS (Food, Beverage & Tobacco)	$524,421
231,392	Koc Holding AS (Capital Goods)	965,648
48,891	Tupras-Turkiye Petrol Rafinerileri AS (Energy)	1,186,746
452,287	Turkiye Garanti Bankasi AS (Banks)	1,984,660
114,453	Turkiye Halk Bankasi AS (Banks)	799,186
324,200	Turkiye Vakiflar Bankasi T.A.O Series D Class D (Banks)	675,374

		6,914,762

TOTAL COMMON STOCKS		$52,632,633

Exchange Traded Fund — 2.5%
Vietnam — 2.5%
70,199	Market Vectors Vietnam	$1,371,688

Notional		Maturity
Shares	Description	Date	Value
Participation Notes — 0.6%
Bangladesh — 0.6%
33,426	Islami Bank Bangladesh Ltd. (Issuer Deutsche Bank AG) (Banks)*	02/16/21	$241,773
4,250	Power Grid Co. of Bangladesh Ltd. (Issuer Deutsche Bank AG) (Utilities)*	02/16/21	46,039
3,250	Titan Gas Transmission & Distribution Co. Ltd. (Issuer Deutsche Bank AG) (Energy)*	02/16/21	36,791

TOTAL PARTICIPATION NOTES			$324,603

Shares	Rate	Value
Short-term Investment(a) — 2.4%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,324,784	0.010%	$1,324,784

TOTAL INVESTMENTS — 99.9%		$55,653,708

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		68,836

NET ASSETS — 100.0%		$55,722,544

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2011.

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS N-11 EQUITY FUND
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At July 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$54,573,111

Gross unrealized gain	2,826,885
Gross unrealized loss	(1,746,288)

Net unrealized security gain	$1,080,597

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management International (“GSAMI”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of July 31, 2011:
ASIA EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$1,718,315	$82,164,867	(a)	$—
Short-term Investment	1,361,615	—		—

Total	$3,079,930	$82,164,867		$—

Derivative Type

Liabilities
Futures Contracts(b)	$(6,637)	$—		$—

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
BRIC

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$226,202,322	$500,592,278	(a)	$—
Short-term Investment	11,112,148	—		—

Total	$237,314,470	$500,592,278		$—

Derivative Type

Liabilities
Futures Contracts(b)	$(143,204)	$—		$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$122,470,608	$387,894,177	(a)	$—
Short-term Investment	6,179,763	—		—

Total	$128,650,371	$387,894,177		$—

Derivative Type

Liabilities
Futures Contracts(b)	$(25,829)	$—		$—

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
N-11 EQUITY

Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$13,934,990	$40,393,934	(a)	$—
Short-term Investment	1,324,784	—		—

Total	$15,259,774	$40,393,934		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b) Amount shown represents unrealized gain (loss) at period end.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended July 31, 2011, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of these derivative contracts for trading activities as of July 31, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fund	Risk	Liabilities

Asia Equity	Equity	$(6,637)

BRIC	Equity	(143,204)

Emerging Markets Equity	Equity	(25,829)

Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Participation Notes — The Funds may invest in participation notes (which in some cases may also be referred to as equity linked notes) whose values are based on the price movements of a reference security or underlying instrument. Some countries, especially emerging market countries, do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
foreign investment. A Fund may use these notes to establish a position in such markets as a substitute for direct investment. These notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity or debt security, or market. On the maturity date of each note, a Fund will receive a payment from a counterparty based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Interim payments received are recorded as dividend income and are reported under Investment Income on the Statements of Operations.
     Investments in participation notes involve the same risks associated with a direct investment in the underlying security, or market that they seek to replicate. In addition, participation notes are generally traded over the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Fund. These notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. In addition, participation notes may trade at a discount to the value of the underlying securities or markets that they seek to replicate.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Geographic Risk — Concentration of the investments of a Fund in issuers located in a particular country or region will subject the Fund to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region. The Asia Equity Fund invests primarily in equity investments in Asian issuers. The BRIC Fund invests primarily in equity investments in the BRIC countries (Brazil, Russia, India and China). The N-11 Equity Fund invests primarily in issuers or instruments that expose the Fund to the prevailing economic circumstances and factors present in the N-11 countries, and the Fund may invest up to 50% of its assets in investments tied economically to and/or issuers that participate in the markets of any one N-11 country.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Non-Diversification Risk — The BRIC and N-11 Equity Funds are non-diversified and are permitted to invest more of their assets in fewer issuers than a “diversified” mutual fund. Thus, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 28, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	September 28, 2011

* Print the name and title of each signing officer under his or her signature.